Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.50%
Apparel Retail–0.25%
Ross Stores, Inc.	462	$47,872
Apparel, Accessories & Luxury Goods–0.28%
lululemon athletica, inc.(b)	164	54,436
Application Software–4.36%
Adobe, Inc.(b)	614	256,523
ANSYS, Inc.(b)	117	37,860
Atlassian Corp., Class A(b)	201	36,339
Autodesk, Inc.(b)	289	57,624
Cadence Design Systems, Inc.(b)	366	84,513
Datadog, Inc., Class A(b)	394	37,394
Intuit, Inc.	376	157,589
Synopsys, Inc.(b)	204	92,812
Workday, Inc., Class A(b)	274	58,085
Zoom Video Communications, Inc., Class A(b)	329	22,086
		840,825
Automobile Manufacturers–3.65%
Lucid Group, Inc.(b)	2,455	19,051
Rivian Automotive, Inc., Class A(b)	1,233	18,162
Tesla, Inc.(b)	3,271	667,055
		704,268
Automotive Retail–0.39%
O’Reilly Automotive, Inc.(b)	83	74,975
Biotechnology–3.51%
Amgen, Inc.	716	157,985
Biogen, Inc.(b)	194	57,503
Gilead Sciences, Inc.	1,673	128,720
Moderna, Inc.(b)	518	66,154
Regeneron Pharmaceuticals, Inc.(b)	144	105,921
Seagen, Inc.(b)	251	49,121
Vertex Pharmaceuticals, Inc.(b)	345	111,632
		677,036
Broadline Retail–7.58%
Amazon.com, Inc.(b)	10,595	1,277,545
eBay, Inc.	720	30,629
JD.com, Inc., ADR (China)	618	20,147
MercadoLibre, Inc. (Brazil)(b)	67	83,013
PDD Holdings, Inc., ADR (China)(b)	798	52,125
		1,463,459
Cable & Satellite–1.59%
Charter Communications, Inc., Class A(b)	205	66,861
Comcast Corp., Class A	5,642	222,012
Sirius XM Holdings, Inc.(c)	5,218	18,576
		307,449
Cargo Ground Transportation–0.24%
Old Dominion Freight Line, Inc.	148	45,945
Shares		Value
Communications Equipment–1.41%
Cisco Systems, Inc.	5,494	$272,887
Construction Machinery & Heavy Transportation Equipment– 0.25%
PACCAR, Inc.	701	48,215
Consumer Staples Merchandise Retail–1.79%
Costco Wholesale Corp.	595	304,378
Dollar Tree, Inc.(b)	297	40,060
		344,438
Diversified Support Services–0.62%
Cintas Corp.	136	64,211
Copart, Inc.(b)	639	55,970
		120,181
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	1,157	35,138
Electric Utilities–1.01%
American Electric Power Co., Inc.	690	57,353
Constellation Energy Corp.	439	36,885
Exelon Corp.	1,333	52,853
Xcel Energy, Inc.	737	48,119
		195,210
Health Care Equipment–1.33%
DexCom, Inc.(b)	518	60,741
IDEXX Laboratories, Inc.(b)	111	51,589
Intuitive Surgical, Inc.(b)	470	144,685
		257,015
Health Care Supplies–0.15%
Align Technology, Inc.(b)	103	29,114
Hotels, Resorts & Cruise Lines–1.32%
Airbnb, Inc., Class A(b)	548	60,154
Booking Holdings, Inc.(b)	50	125,439
Marriott International, Inc., Class A	413	69,297
		254,890
Human Resource & Employment Services–0.87%
Automatic Data Processing, Inc.	556	116,199
Paychex, Inc.	483	50,681
		166,880
Industrial Conglomerates–0.89%
Honeywell International, Inc.	896	171,674
Interactive Home Entertainment–0.68%
Activision Blizzard, Inc.(b)	1,052	84,370
Electronic Arts, Inc.	368	47,104
		131,474
Interactive Media & Services–12.04%
Alphabet, Inc., Class A(b)(c)	6,276	771,132
Alphabet, Inc., Class C(b)	6,170	761,193
Meta Platforms, Inc., Class A(b)	2,985	790,189
		2,322,514

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
IT Consulting & Other Services–0.22%
Cognizant Technology Solutions Corp., Class A	683	$42,681
Life Sciences Tools & Services–0.22%
Illumina, Inc.(b)	212	41,690
Movies & Entertainment–1.41%
Netflix, Inc.(b)	597	235,952
Warner Bros Discovery, Inc.(b)	3,259	36,762
		272,714
Oil & Gas Equipment & Services–0.19%
Baker Hughes Co., Class A	1,356	36,951
Oil & Gas Exploration & Production–0.16%
Diamondback Energy, Inc.	246	31,279
Packaged Foods & Meats–1.02%
Kraft Heinz Co. (The)	1,643	62,795
Mondelez International, Inc., Class A	1,829	134,267
		197,062
Pharmaceuticals–0.31%
AstraZeneca PLC, ADR (United Kingdom)	809	59,122
Rail Transportation–0.44%
CSX Corp.	2,767	84,864
Research & Consulting Services–0.46%
CoStar Group, Inc.(b)	546	43,352
Verisk Analytics, Inc.	207	45,356
		88,708
Restaurants–0.78%
Starbucks Corp.	1,542	150,561
Semiconductor Materials & Equipment–2.40%
Applied Materials, Inc.	1,134	151,162
ASML Holding N.V., New York Shares (Netherlands)	118	85,306
Enphase Energy, Inc.(b)	183	31,820
KLA Corp.	186	82,396
Lam Research Corp.	181	111,623
		462,307
Semiconductors–15.36%
Advanced Micro Devices, Inc.(b)	2,161	255,452
Analog Devices, Inc.	678	120,474
Broadcom, Inc.	559	451,650
GLOBALFOUNDRIES, Inc.(b)	731	42,639
Intel Corp.	5,549	174,460
Marvell Technology, Inc.	1,144	66,913
Microchip Technology, Inc.	735	55,316
Micron Technology, Inc.	1,464	99,845
NVIDIA Corp.	3,313	1,253,440
NXP Semiconductors N.V. (China)	348	62,327
QUALCOMM, Inc.	1,496	169,661
Texas Instruments, Inc.	1,215	211,264
		2,963,441
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.47%
Keurig Dr Pepper, Inc.	1,886	$58,692
Monster Beverage Corp.(b)	1,400	82,068
PepsiCo, Inc.	1,847	336,801
		477,561
Systems Software–14.24%
Crowdstrike Holdings, Inc., Class A(b)	293	46,918
Fortinet, Inc.(b)	1,052	71,883
Microsoft Corp.	7,664	2,516,781
Palo Alto Networks, Inc.(b)	406	86,636
Zscaler, Inc.(b)	193	26,148
		2,748,366
Technology Hardware, Storage & Peripherals–12.08%
Apple, Inc.(d)	13,157	2,332,078
Trading Companies & Distributors–0.21%
Fastenal Co.	766	41,249
Transaction & Payment Processing Services–0.98%
Fiserv, Inc.(b)	842	94,464
PayPal Holdings, Inc.(b)	1,517	94,039
		188,503
Wireless Telecommunication Services–1.16%
T-Mobile US, Inc.(b)	1,636	224,541
Total Common Stocks & Other Equity Interests (Cost $16,204,352)		19,009,573
Money Market Funds–2.96%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f)	199,808	199,808
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(e)(f)	142,712	142,726
Invesco Treasury Portfolio, Institutional Class, 5.04%(e)(f)	228,352	228,352
Total Money Market Funds (Cost $570,890)		570,886
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.46% (Cost $16,775,242)		19,580,459
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.06%
Invesco Private Government Fund, 5.10%(e)(f)(g)	219,474	219,474
Invesco Private Prime Fund, 5.22%(e)(f)(g)	564,421	564,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $783,839)		783,839
TOTAL INVESTMENTS IN SECURITIES–105.52% (Cost $17,559,081)		20,364,298
OTHER ASSETS LESS LIABILITIES—(5.52)%		(1,065,895)
NET ASSETS–100.00%		$19,298,403
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$207,032	$3,066,389	$(3,073,613)	$-	$-	$199,808	$3,040
Invesco Liquid Assets Portfolio, Institutional Class	147,886	2,190,277	(2,195,414)	(15)	(8)	142,726	2,237
Invesco Treasury Portfolio, Institutional Class	236,608	3,504,444	(3,512,700)	-	-	228,352	3,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,849	2,044,794	(1,857,169)	-	-	219,474	1,307*
Invesco Private Prime Fund	81,896	5,221,919	(4,739,468)	(8)	26	564,365	3,497*
Total	$705,271	$16,027,823	$(15,378,364)	$(23)	$18	$1,354,725	$13,545

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	8	June-2023	$228,808	$22,562	$22,562
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$19,009,573	$—	$—	$19,009,573
Money Market Funds	570,886	783,839	—	1,354,725
Total Investments in Securities	19,580,459	783,839	—	20,364,298
Other Investments - Assets*
Futures Contracts	22,562	—	—	22,562
Total Investments	$19,603,021	$783,839	$—	$20,386,860

*	Unrealized appreciation (depreciation).
Invesco NASDAQ 100 Index Fund